Document And Entity Information	May 17, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2021
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Central Index Key	0001801170
Entity Emerging Growth Company	true
Entity File Number	001-39252
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1515192
Entity Address, Address Line One	725 Cool Springs Blvd, Suite 320
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	201
Local Phone Number	432-2133
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLOV
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	CLOVW
Security Exchange Name	NASDAQ